Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
January 31, 2022
SLCXK6-NPRT3-0422
1.9883973.104
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.0%
IDT Corp. Class B (a)	10,577	396,955
LICT Corp. (a)	8	204,400
		601,355
Interactive Media & Services - 2.8%
CarGurus, Inc. Class A (a)	11,885	379,132
Cars.com, Inc. (a)	20,141	313,797
Outbrain, Inc. (b)	20,875	263,443
ZipRecruiter, Inc. (a)	35,392	767,652
		1,724,024
Media - 1.3%
Nexstar Broadcasting Group, Inc. Class A	2,966	490,517
Tegna, Inc.	17,600	340,736
		831,253
TOTAL COMMUNICATION SERVICES		3,156,632
CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 1.2%
Carriage Services, Inc.	5,200	261,664
Grand Canyon Education, Inc. (a)	6,000	502,080
		763,744
Hotels, Restaurants & Leisure - 0.6%
RCI Hospitality Holdings, Inc.	4,965	346,905
Household Durables - 1.9%
Cavco Industries, Inc. (a)	2,734	736,649
Dream Finders Homes, Inc. (b)	9,200	171,488
Installed Building Products, Inc.	2,237	247,837
		1,155,974
Internet & Direct Marketing Retail - 2.0%
a.k.a. Brands Holding Corp. (b)	67,421	478,015
BHG Group AB (a)	12,573	120,519
Home24 AG (a)	7,803	87,742
Kogan.Com Ltd.	83,209	367,448
Temple & Webster Group Ltd. (a)	33,557	203,815
		1,257,539
Specialty Retail - 5.6%
Camping World Holdings, Inc. (b)	26,715	886,938
Lyko Group AB (A Shares) (a)	4,248	132,686
Murphy U.S.A., Inc.	2,650	521,149
Musti Group OYJ	10,570	315,900
OneWater Marine, Inc. Class A (b)	15,404	796,541
Tile Shop Holdings, Inc.	28,334	187,288
Victoria's Secret & Co. (a)	11,100	619,713
		3,460,215
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	6,300	233,541
TOTAL CONSUMER DISCRETIONARY		7,217,918
CONSUMER STAPLES - 4.0%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	1,075	452,392
Coca-Cola Bottling Co. Consolidated	725	415,425
		867,817
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	18,933	1,163,812
Cake Box Holdings PLC	62,826	194,668
		1,358,480
Food Products - 0.1%
Seaboard Corp.	7	26,740
Personal Products - 0.3%
MediFast, Inc.	1,038	206,261
TOTAL CONSUMER STAPLES		2,459,298
ENERGY - 9.0%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (a)	37,252	450,749
Profire Energy, Inc. (a)	10,576	11,951
		462,700
Oil, Gas & Consumable Fuels - 8.3%
Brigham Minerals, Inc. Class A	12,331	266,843
Civitas Resources, Inc.	19,303	1,052,014
Enviva, Inc.	7,885	551,792
Evolution Petroleum Corp.	41,762	240,132
Gulfport Energy Corp. (a)	13,384	875,983
Northern Oil & Gas, Inc.	38,807	912,741
Oasis Petroleum, Inc.	7,662	1,037,665
SilverBow Resources, Inc. (a)	7,264	169,179
		5,106,349
TOTAL ENERGY		5,569,049
FINANCIALS - 18.9%
Banks - 0.6%
Blue Ridge Bankshares, Inc.	5,530	100,867
Parke Bancorp, Inc.	6,470	156,703
Union Bankshares, Inc.	3,704	115,009
		372,579
Capital Markets - 8.2%
Bridge Investment Group Holdings, Inc. (b)	40,817	877,566
Gresham House PLC	18,184	222,873
Impax Asset Management Group PLC	66,909	989,817
Liontrust Asset Management PLC	11,605	254,423
LPL Financial	8,907	1,534,854
OTC Markets Group, Inc. Class A	2,000	123,000
P10, Inc. (a)(b)	42,400	512,192
P10, Inc. Class B (a)	980	11,838
StoneX Group, Inc. (a)	6,090	399,565
Titanium OYJ	6,168	104,254
		5,030,382
Consumer Finance - 2.9%
Atlanticus Holdings Corp. (a)	5,400	347,274
Encore Capital Group, Inc. (a)	6,400	412,800
Nelnet, Inc. Class A	11,556	1,023,053
		1,783,127
Insurance - 0.5%
Tiptree, Inc.	26,500	328,335
Thrifts & Mortgage Finance - 6.7%
Axos Financial, Inc. (a)	21,520	1,108,280
Enact Holdings, Inc.	20,048	438,650
Hingham Institution for Savings	942	365,336
NMI Holdings, Inc. (a)	19,608	485,102
Southern Missouri Bancorp, Inc.	5,944	328,703
Walker & Dunlop, Inc.	10,781	1,427,512
		4,153,583
TOTAL FINANCIALS		11,668,006
HEALTH CARE - 11.8%
Biotechnology - 1.4%
Emergent BioSolutions, Inc. (a)	12,665	592,722
Organogenesis Holdings, Inc. Class A (a)	33,100	254,539
		847,261
Health Care Equipment & Supplies - 1.9%
OrthoPediatrics Corp. (a)	1,110	52,492
Pro-Dex, Inc. (a)(b)	3,699	93,511
Semler Scientific, Inc. (a)	8,103	613,154
TransMedics Group, Inc. (a)(b)	16,360	259,633
Utah Medical Products, Inc.	1,594	149,948
		1,168,738
Health Care Providers & Services - 1.2%
HealthEquity, Inc. (a)(b)	11,710	625,782
Viemed Healthcare, Inc. (a)	22,428	104,452
		730,234
Health Care Technology - 1.4%
Evolent Health, Inc. (a)(b)	35,561	843,151
Omnicell, Inc. (a)	250	37,535
		880,686
Life Sciences Tools & Services - 5.4%
Addlife AB	16,200	466,089
Medpace Holdings, Inc. (a)	7,119	1,263,338
Syneos Health, Inc. (a)	18,039	1,633,612
		3,363,039
Pharmaceuticals - 0.5%
Harrow Health, Inc. (a)(b)	38,609	289,568
TOTAL HEALTH CARE		7,279,526
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.3%
Vectrus, Inc. (a)	3,338	153,581
Building Products - 2.1%
Builders FirstSource, Inc. (a)	18,178	1,235,922
Reliance Worldwide Corp. Ltd.	21,051	77,742
		1,313,664
Commercial Services & Supplies - 0.5%
Qleanair Holding AB	25,309	155,244
Sdiptech AB (a)	3,490	145,420
		300,664
Construction & Engineering - 1.0%
IES Holdings, Inc. (a)	5,350	263,755
NV5 Global, Inc. (a)	3,557	372,027
		635,782
Electrical Equipment - 0.3%
Powell Industries, Inc.	5,251	156,795
Industrial Conglomerates - 0.2%
Volati AB	7,400	147,015
Machinery - 0.7%
Hurco Companies, Inc.	14,183	456,834
Professional Services - 8.7%
CACI International, Inc. Class A (a)	3,362	831,961
First Advantage Corp.	28,127	475,909
Franklin Covey Co. (a)	17,175	803,962
Insperity, Inc.	13,137	1,412,622
Kelly Partners Group Holdings Ltd.	42,294	138,100
Red Violet, Inc. (a)(b)	9,599	257,157
Sterling Check Corp. (b)	8,681	173,707
Talenom OYJ	10,874	123,541
TriNet Group, Inc. (a)	13,289	1,132,223
		5,349,182
Trading Companies & Distributors - 3.2%
BlueLinx Corp. (a)	1,935	138,623
DXP Enterprises, Inc. (a)	1,888	53,902
GMS, Inc. (a)	30,761	1,574,348
Teqnion AB (a)	13,400	196,257
		1,963,130
TOTAL INDUSTRIALS		10,476,647
INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment & Components - 3.2%
Insight Enterprises, Inc. (a)	11,285	1,062,483
TD SYNNEX Corp.	4,315	451,220
Vontier Corp.	17,257	485,094
		1,998,797
IT Services - 5.9%
Cass Information Systems, Inc.	9,400	382,392
Concentrix Corp.	8,702	1,749,010
Cyxtera Technologies, Inc. Class A (a)(b)	41,756	499,819
ECIT A/S (a)	112,494	96,800
Paya Holdings, Inc. (a)(b)	12,948	84,809
Priority Technology Holdings, Inc. (a)(b)	55,382	335,615
TaskUs, Inc.	3,600	115,200
WEX, Inc. (a)	2,277	366,551
		3,630,196
Software - 3.3%
24sevenoffice Scandinavia AB (a)	56,506	90,291
ChannelAdvisor Corp. (a)(b)	34,458	728,442
Cint Group AB	1,286	17,102
CoreCard Corp. (a)(b)	7,345	272,500
EcoOnline Holding A/S (a)	400	802
GetBusy PLC (a)	104,739	102,132
Intapp, Inc.	9,992	201,039
LeadDesk Oyj (a)(b)	4,812	115,196
Orn Software A/S (a)	80,000	43,761
Park City Group, Inc. (a)	19,724	153,847
Sikri Holding A/S (a)	11,749	123,730
Upsales Technology AB (a)	21,719	164,701
		2,013,543
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	19,225	602,896
TOTAL INFORMATION TECHNOLOGY		8,245,432
MATERIALS - 1.6%
Chemicals - 1.2%
Ciner Resources LP	8,800	173,800
Hawkins, Inc.	2,072	77,327
Intrepid Potash, Inc. (a)(b)	3,886	150,699
Nanophase Technologies Corp. (a)	13,413	39,568
The Chemours Co. LLC	9,035	295,535
		736,929
Containers & Packaging - 0.4%
UFP Technologies, Inc. (a)	3,448	244,670
TOTAL MATERIALS		981,599
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Plymouth Industrial REIT, Inc.	29,094	836,453
Spirit Realty Capital, Inc.	2,349	111,484
		947,937
Real Estate Management & Development - 4.8%
BBX Capital, Inc. (a)	16,106	177,810
Cushman & Wakefield PLC (a)	36,023	756,123
Jones Lang LaSalle, Inc. (a)	5,398	1,353,764
Marcus & Millichap, Inc. (a)	14,700	688,107
		2,975,804
TOTAL REAL ESTATE		3,923,741
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	4,674	351,578
TOTAL COMMON STOCKS (Cost $51,705,190)		61,329,426

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	181,739	181,775
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	3,983,291	3,983,689
TOTAL MONEY MARKET FUNDS (Cost $4,165,464)		4,165,464

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $55,870,654)	65,494,890
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(3,768,903)
NET ASSETS - 100.0%	61,725,987

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	240,360	15,684,834	15,743,419	168	-	-	181,775	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	2,798,014	34,448,905	33,263,230	48,071	-	-	3,983,689	0.0%
Total	3,038,374	50,133,739	49,006,649	48,239	-	-	4,165,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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